Related party transactions - Schedule of amounts due from/to related parties (Detail)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties		¥ 9,045,078	$ 1,386,219	¥ 24,043,850	¥ 64,070,214
Amounts due to related parties		223,524,929	$ 34,256,694	298,733,022	1,628,307,520
Tencent Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties		9,045,078		23,935,019	56,840,030
Amounts due to related parties		201,579,602		251,069,127	227,897,451
Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]				1,355,094,229
Shaojie Chen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties					39,995,000
Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Amount due from related parties				108,831	7,230,184
Amounts due to related parties		¥ 21,945,327		¥ 47,663,895	¥ 5,320,840

[1]	In May 2018, as an integrated step of the 2018 Restructuring (Note 1), in order to comply with certain PRC foreign currency control rules and regulations, Beijing Sequoia has to redeem its investment in Series A Preferred Equity in Wuhan Douyu for US$197,443,500 (equivalent of RMB1,358,253,325) from Wuhan Douyu and the redemption amount in full is to be reinvested to the Company as capital contribution. As of December 31, 2018, the capital contribution amount, equivalent to RMB1,260,439,815, has been received by the Company but the redemption amount, equivalent to RMB1,355,094,229, has not yet been paid by Wuhan Douyu, which was considered as a non-cash financing activity in the combined and consolidated statements of cash flows for the year ended December 31, 2018. The redemption amount is denominated in US$ and to be settled in RMB. Foreign exchange loss of RMB94,654,414 was recognized in other expense for the year ended December 31, 2018. US$197,443,500 equivalent in the amount of RMB1,323,049,149 was fully settled in March, 2019.